Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments excluding derivatives (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Undrawn credit commitments
Letters of credit and guarantees	$ 15,804	$ 15,585	$ 15,306
Commitments to extend credit	176,242	174,658	176,258
Other	431	154	249
Total undrawn credit commitments	$ 192,477	190,397	191,813
Letters of credit and guarantees, percentage change from prior period	1.00%
Letters of credit and guarantees, percentage change from same period of prior year	3.00%
Commitments to extend credit, percentage change from prior period	1.00%
Other, percentage change from prior period	180.00%
Other, percentage change from same period of prior year	73.00%
Total undrawn credit commitments, percentage change from prior period	1.00%
Commitments to customers, which had not yet been accepted	$ 5,500	$ 5,700	$ 4,600